Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Initial Public Offering [Abstract]
Initial Public Offering

Note 3-Initial Public Offering

On March 25, 2021, the Company consummated its Initial Public Offering of 31,116,305 Units, including the partial exercise of the underwriters’ option to purchase 3,616,305 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of approximately $311.2 million, and incurring offering costs of approximately $17.6 million, of which approximately $10.9 million was for deferred underwriting commissions. In May, 2022, the Company reversed the $10.9 million of deferred underwriting fees as the underwriters resigned from their role in the Business Combination and thereby waived their entitlement of the deferred underwriting commissions (Note 6).

Each Unit consists of one Class A ordinary share and one-fifth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 9).

Note 3 — Initial Public Offering

On March 25, 2021, the Company consummated its Initial Public Offering of 31,116,305 Units, including the partial exercise of the underwriters’ option to purchase 3,616,305 Over-Allotment Units, at $10.00 per Unit, generating gross proceeds of approximately $311.2 million, and incurring offering costs of approximately $17.6 million, of which approximately $10.9 million was for deferred underwriting commissions.

Each Unit consists of one Class A ordinary share and one-fifth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 9).